Finance costs (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finance costs
Related Party finance costs	£ (483)		£ (709)
Discount unwind on deferred consideration			(19)	£ (14)
Interest expense on leases-Property			(74)	(46)
Other finance costs			(5)	(6)
Total finance costs	£ (520)	£ (59)	£ (807)	£ (66)